Pensions (Tables)	12 Months Ended
Dec. 31, 2024
Pensions
Schedule of major classes of plan assets as a percentage of total plan assets

	2024			2023
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	%	%	%	%	%	%
Equities	0.1	6.6	6.7	0.1	6.7	6.8
Index-linked bonds	23.6	—	23.6	36.7	—	36.7
Government bonds	9.9	—	9.9	13.3	—	13.3
Corporate and other bonds	14.4	4.1	18.5	19.2	6.4	25.6
Real estate	—	2.4	2.4	—	4.5	4.5
Derivatives	—	0.1	0.1	—	2.7	2.7
Buy-in insurance contracts	—	27.0	27.0	—	—	—
Cash and other assets	—	11.8	11.8	—	10.4	10.4
	48.0	52.0	100.0	69.3	30.7	100.0

Summary of derivative instruments

	2024			2023
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	24	1,548	812	29	1,929	940
Interest rate swaps	57	3,096	3,763	52	3,121	3,394
Currency forwards	8	60	130	13	235	34
Equity and bond call options	—	—	—	—	—	—
Equity and bond put options	—	—	—	—	—	4
Other	1	22	4	1	8	20

Schedule of changes in value of net pension liability

	Main section				All schemes
		Present value	Asset	Net			Asset
	Fair value	of defined	ceiling/	pension	Fair	Present value	ceiling/	Net
	of plan	benefit	minimum	assets/	value of	of defined	minimum	pension
	assets	obligation (1)	funding	liability	plan assets	benefit obligation (1)	funding	assets (2)
Changes in value of net pension assets/(liability)	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	34,016	(24,733)	(9,283)	—	37,598	(27,601)	(9,777)	220
Currency translation and other adjustments	—	—	—	—	(21)	21	4	4
Income statement - operating expenses	1,677	(1,286)	(464)	(73)	1,841	(1,478)	(485)	(122)
Other comprehensive income	(1,042)	(1,737)	2,643	(136)	(1,182)	(1,939)	2,841	(280)
Contributions by employer	209	—	—	209	278	2	—	280
Contributions by plan participants and other scheme members	7	(7)	—	—	12	(12)	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	(50)	50	—	—
Benefits paid	(1,229)	1,229	—	—	(1,365)	1,365	—	—
At 1 January 2024	33,638	(26,534)	(7,104)	—	37,111	(29,592)	(7,417)	102
Currency translation and other adjustments	—	—	—	—	(5)	9	(4)	—
Income statement - operating expenses
Net interest expense	1,589	(1,244)	(341)	4	1,737	(1,374)	(355)	8
Current service cost	—	(72)	—	(72)	—	(99)	—	(99)
Past service cost	—	(3)	—	(3)	—	(3)	—	(3)
Loss on curtailments and settlements	—	—	—	—	—	8	—	8
	1,589	(1,319)	(341)	(71)	1,737	(1,468)	(355)	(86)
Other comprehensive income
Return on plan assets excluding recognised interest income (3)	(4,612)	—	—	(4,612)	(4,860)	—	—	(4,860)
Experience gains and losses	—	13	—	13	—	(3)	—	(3)
Effect of changes in actuarial financial assumptions	—	2,182	—	2,182	—	2,343	—	2,343
Effect of changes in actuarial demographic assumptions	—	(77)	—	(77)	—	(62)	—	(62)
Asset ceiling adjustments (3)	—	—	2,360	2,360	—	—	2,416	2,416
	(4,612)	2,118	2,360	(134)	(4,860)	2,278	2,416	(166)
Contributions by employer (4)	205	—	—	205	250	—	—	250
Contributions by plan participants and other scheme members	7	(7)	—	—	11	(11)	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	(42)	42	—	—
Benefits paid	(1,281)	1,281	—	—	(1,445)	1,455	—	10
At 31 December 2024 (5)	29,546	(24,461)	(5,085)	—	32,757	(27,287)	(5,360)	110

(1)	Defined benefit obligations are subject to annual valuation by independent actuaries.
(2)	NatWest Group recognises the net pension scheme surplus or deficit as a net asset or liability. In doing so, the funded status is adjusted to reflect any schemes with a surplus that NatWest Group may not be able to access, as well as any minimum funding requirement to pay in additional contributions. This is most relevant to the Main section, where the surplus is not recognised as the trustees have rights over the use of the surplus. Other NatWest Group schemes that this applies to include the Ulster Bank Pension Scheme (NI) and the NatWest Markets section.
(3)	Buy-in transactions have had a significant, offsetting impact on the ‘Return on plan assets excluding recognised income’ and “Asset ceiling adjustments” line items recognised in OCI.
(4)	NatWest Group expects to make contributions to the Main section of £39 million in 2025.
(5)	During 2024, the Court of Appeal upheld the initial High Court ruling in respect of Virgin Media v NTL Pension Trustees II Limited (and others), calling into question the validity of rule amendments made between 1997 and 2016. In 2023, a selection of amendments from the relevant period judged as material, were reviewed. While uncertainties remain, the review indicated the risk of a change in the defined benefit obligation (DBO) was remote, so no adjustment was made to the DBO value. This position is unchanged at year end.

	All schemes
	2024	2023
Amounts recognised on the balance sheet	£m	£m
Fund asset at fair value	32,757	37,111
Present value of fund liabilities	(27,287)	(29,592)
Funded status	5,470	7,519
Assets ceiling/minimum funding	(5,360)	(7,417)
	110	102

	2024	2023
Net pension asset/(liability) comprises	£m	£m
Net assets of schemes in surplus (refer to Note 17)	190	201
Net liabilities of schemes in deficit (refer to Note 20)	(80)	(99)
	110	102

Schedule of principal actuarial assumptions

	Principal IAS 19 actuarial assumptions (1)
	2024	2023
	%	%
Discount rate	5.6	4.8
Inflation assumption (RPI)	3.2	3.1
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.4	3.2
Rate of increase in pensions in payment	2.6	2.4
Lump sum conversion rate at retirement	18.0	18.0

Longevity at age 60:	years	years
Current pensioners
Males	26.5	26.8
Females	28.5	28.6
Future pensioners, currently aged 40
Males	27.5	27.7
Females	29.7	29.5

(1)	The above financial assumptions are long-term assumptions set with reference to the period over which the obligations are expected to be settled.

Schedule of sensitivities of the present value of defined benefit obligations

	(Decrease)/	(Decrease)/	Increase in
	increase in	increase in	net pension
	value of	value of	(obligations)/
	assets	liabilities	assets
2024	£m	£m	£m
0.5% increase in interest rates/discount rate	(1,554)	(1,529)	(25)
0.25% increase in inflation	648	571	77
0.5% increase in credit spreads	(4)	(1,529)	1,525
Longevity increase of one year	295	832	(537)
0.25% additional rate of increase in pensions in payment	205	605	(400)
Increase in equity values of 10% (1)	199	na	199

2023
0.5% increase in interest rates/discount rate	(2,292)	(1,746)	(546)
0.25% increase in inflation	811	578	233
0.5% increase in credit spreads	(12)	(1,746)	1,734
Longevity increase of one year	na	902	(902)
0.25% additional rate of increase in pensions in payment	na	706	(706)
Increase in equity values of 10% (1)	229	na	229

na = not applicable

(1)	Includes both quoted and private equity.

The table below shows the combined change in defined benefit obligation from larger movements in these assumptions, assuming no changes in other assumptions.

		Change in life expectancies
		-2 years	-1 year	No change	+ 1 year	+ 2 years
2024		£bn	£bn	£bn	£bn	£bn
Change in credit spreads	+50 bps	(3.1)	(2.3)	(1.5)	(0.7)	—
	No change	(1.7)	(0.9)	—	0.8	1.7
	-50 bps	(0.2)	0.7	1.7	2.5	3.4

2023
Change in credit spreads	+50 bps	(3.5)	(2.6)	(1.7)	(0.9)	(0.1)
	No change	(1.9)	(0.9)	—	0.9	1.8
	-50 bps	—	1.0	2.0	2.9	3.9

Schedule of different classes of scheme members proportions

	2024	2023
Membership category	%	%
Active members	6.9	7.5
Deferred members	40.7	41.9
Pensioners and dependants	52.4	50.6
	100.0	100.0

Schedule of history of defined benefit schemes

	Main section					All schemes
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Experience history of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	29,546	33,638	34,016	52,021	51,323	32,757	37,111	37,598	57,787	57,249
Present value of plan obligations	(24,461)	(26,534)	(24,733)	(42,020)	(43,870)	(27,287)	(29,592)	(27,601)	(46,808)	(48,864)
Net surplus	5,085	7,104	9,283	10,001	7,453	5,470	7,519	9,997	10,979	8,385

Experience (losses)/gains on plan liabilities	13	(1,531)	(2,053)	241	427	(3)	(1,599)	(2,137)	237	455
Experience (losses)/gains on plan assets	(4,612)	(1,042)	(18,180)	841	5,486	(4,860)	(1,182)	(20,326)	872	6,027
Actual return on plan assets	(3,023)	634	(17,248)	1,554	6,422	(3,123)	659	(19,285)	1,667	7,064
Actual return on plan assets	(9.0)%	1.9%	(33.2)%	3.0%	13.8%	(8.4)%	1.8%	(33.4)%	2.9%	13.6%